Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0001279704
Registrant Name	Cellectar Biosciences, Inc.
Registration File Number	333-296036
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES